Liquidity, Going Concern, and Restatement - Schedule of Impact of the Restatement (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net					$ 569,278
Prepayment for asset acquisition		$ 691,900		$ 691,900	691,900
Total Assets		14,875,699		7,539,907	7,784,499
Accrued expenses and other current liabilities		3,826,819		3,509,422	3,548,352
Convertible notes payable – third parties, net					886,522
Current Liabilities		6,730,739		6,557,461	6,101,889
Total Liabilities		6,919,404		6,815,948	6,531,026
Additional paid-in capital					73,978,380
Total stockholders’ equity		5,404,386		1,226,140	1,554,110
Noncontrolling interest		2,551,909		(502,181)	(300,637)
Total Equity		7,956,295	$ 1,458,470	723,959	1,253,473		$ 3,236,139
Total Liabilities and Equity		14,875,699		7,539,907	7,784,499
Stock based compensation		48,773	2,031,631	2,773,460	185,933
Interest expenses					(1,313,671)
Net loss attributable to noncontrolling interests		(102,115)	(93,468)	(356,159)	(492,794)
Net loss		$ (944,190)	$ (2,927,667)	$ (5,259,037)	$ (8,280,844)
Basic net loss per common share (in Dollars per share)		$ (0.06)	$ (0.29)	$ (0.42)	$ (1.8)
Diluted net loss per common share (in Dollars per share)		$ (0.06)	$ (0.29)	$ (0.42)	$ (1.8)
Net income (loss)		$ (944,190)	$ (2,927,667)	$ (5,259,037)	$ (8,280,844)
Stock-based compensation		48,773	2,031,631	2,773,460	185,933
Other non-cash income and expenses		210,040	176,283	532,769	1,244,245
Accrued expenses and other current liabilities		40,113	(43,605)	152,819	638,762
Due to related parties
Net cash used in operating activities					(4,186,848)
Due to related parties				599,552	(186,499)	[1]
Proceeds from subsidiary’s executive contribution					137,500
Net cash provided by financing activities					3,869,961
Effect of exchange rate changes on cash and cash equivalents and restricted cash					2,123
Purchase of Property and equipment by issuing common stock to a third party
Prepayment for asset acquisition by issuing common stock to a third party					691,900
Issuance of common stock for conversion of debt		47,579	467,574	593,714	1,786,686
Related Party [Member]
Condensed Financial Statements, Captions [Line Items]
Due to related parties		$ 819,384		$ 773,045	173,493
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net			7,949,150		7,969,278
Prepayment for asset acquisition
Total Assets			14,460,402		14,492,599
Accrued expenses and other current liabilities			4,050,845		3,696,380
Convertible notes payable – third parties, net			842,567		569,456
Current Liabilities			6,633,614		5,932,490
Total Liabilities			6,973,447		6,361,627
Additional paid-in capital			86,029,237		82,636,966
Total stockholders’ equity			7,792,076		8,388,050
Noncontrolling interest			(305,121)		(257,078)
Total Equity			7,486,955		8,130,972
Total Liabilities and Equity			14,460,402		14,492,599
Stock based compensation			2,544,995		1,635,708
Interest expenses			(684,683)		(2,493,340)
Net loss attributable to noncontrolling interests			$ (48,043)		(394,632)
Net loss					$ (10,910,288)
Basic net loss per common share (in Dollars per share)			$ (0.4)		$ (2.43)
Diluted net loss per common share (in Dollars per share)			$ (0.4)		$ (2.43)
Net income (loss)					$ (10,910,288)
Stock-based compensation			$ 2,544,995		1,635,708
Other non-cash income and expenses			672,016		2,413,746
Accrued expenses and other current liabilities			354,465		786,793
Due to related parties			128,840		(186,860)
Net cash used in operating activities					(4,235,845)
Due to related parties	[1]
Proceeds from subsidiary’s executive contribution
Net cash provided by financing activities					3,918,960
Effect of exchange rate changes on cash and cash equivalents and restricted cash			(260,783)		2,125
Purchase of Property and equipment by issuing common stock to a third party					7,400,000
Prepayment for asset acquisition by issuing common stock to a third party
Issuance of common stock for conversion of debt			681,000		3,306,112
As Reported [Member] | Related Party [Member]
Condensed Financial Statements, Captions [Line Items]
Due to related parties			301,972		173,132
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Property and equipment, net			(7,400,000)		(7,400,000)
Prepayment for asset acquisition			691,900		691,900
Total Assets			(6,484,392)		(6,708,100)
Accrued expenses and other current liabilities			(605,178)		(148,028)
Convertible notes payable – third parties, net			29,769		317,066
Current Liabilities			(455,908)		169,399
Total Liabilities			(455,908)		169,399
Additional paid-in capital			(9,025,036)		(8,658,586)
Total stockholders’ equity			(6,092,525)		(6,833,940)
Noncontrolling interest			64,040		(43,559)
Total Equity			(6,028,485)		(6,877,499)
Total Liabilities and Equity			(6,484,393)		(6,708,100)
Stock based compensation			(513,364)		(1,449,775)
Interest expenses			503,007		1,179,669
Net loss attributable to noncontrolling interests			$ (45,425)		(98,162)
Net loss					$ 2,629,444
Basic net loss per common share (in Dollars per share)			$ 0.11		$ 0.63
Diluted net loss per common share (in Dollars per share)			$ 0.11		$ 0.63
Net income (loss)					$ 2,629,444
Stock-based compensation			$ (513,364)		(1,449,775)
Other non-cash income and expenses			(495,736)		(1,169,501)
Accrued expenses and other current liabilities			(398,070)		(148,031)
Due to related parties			(128,840)		186,860
Net cash used in operating activities					(48,997)
Due to related parties	[1]				(186,499)
Proceeds from subsidiary’s executive contribution					137,500
Net cash provided by financing activities					(48,999)
Effect of exchange rate changes on cash and cash equivalents and restricted cash			234,674		(2)
Purchase of Property and equipment by issuing common stock to a third party					(7,400,000)
Prepayment for asset acquisition by issuing common stock to a third party					691,600
Issuance of common stock for conversion of debt			213,426		(1,519,426)
Adjustments [Member] | Related Party [Member]
Condensed Financial Statements, Captions [Line Items]
Due to related parties			$ 89,502		$ 361

[1]	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.